ACCOUNTS RECEIVABLE, NET	9 Months Ended
Sep. 30, 2023
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 2 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following as of September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Accounts receivable (including $70,777 and $146,087 from related parties as of September 30, 2023 and December 31, 2022, respectively)	$4,820,610	$4,797,564
Less: Doubtful allowance (including $1,031 and $nil from related parties as of September 30, 2023 and December 31, 2022, respectively)	(517,244)	-
Accounts receivable, net	$4,303,366	$4,797,564

Allowance for doubtful accounts movement is as follows:

	September 30, 2023	December 31, 2022
Beginning balance	$-	$-
Additions to allowance	535,862	-
Foreign currency translation adjustment	(18,618)	-
Ending balance	$517,244	$-